UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  May 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2013

Investment Adviser

Gerstein, Fisher & Associates, Inc.
565 Fifth Avenue, 27th Floor
New York, New York  10017

Phone: 800-473-1155
www.gersteinfisherfunds.com

Table of Contents

LETTERS TO SHAREHOLDERS	3
EXPENSE EXAMPLES	9
INVESTMENT HIGHLIGHTS	11
SCHEDULES OF INVESTMENTS	17
STATEMENT OF ASSETS AND LIABILITIES	40
STATEMENT OF OPERATIONS	42
STATEMENTS OF CHANGES IN NET ASSETS	44
FINANCIAL HIGHLIGHTS	48
NOTES TO FINANCIAL STATEMENTS	52
BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	63
NOTICE OF PRIVACY POLICY & PRACTICES	67
ADDITIONAL INFORMATION	68

Gerstein Fisher Multi-Factor Growth Equity Fund

Dear Fellow Shareholders,

The US stock market (as measured by the S&P 500 Index) ended the trailing one-year period ended 05/31/2013 with a strong gain of 27.28%. The market posted steady gains in early 2013, with a backdrop of modest economic growth in the US, low interest rates and abundant liquidity in the system. For the six months ended 05/31/2013, the US stock market (as measured by the S&P 500 Index) rose 16.43%. Developed international markets (as measured by the MSCI EAFE Index) performed slightly less well, ending up 11.39% for the same six-month period.

Given the recent volatility of equity markets in general, it is important to recall the role that we envision the Gerstein Fisher Multi-Factor Growth Equity Fund (the “Fund”) playing within an investor’s overall diversified portfolio. The Fund is designed to be an all-cap US growth equity portfolio with additional exposures to targeted, systematic risk factors that include small companies, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. While we seek to capture a larger share of the equity market’s upside, it needs to be understood that this additional return is fundamentally linked to additional risk and volatility.

As specified in fund documentation, the portfolio is as fully invested as possible in domestic equities from the all cap growth universe—as defined by the Russell 3000 Growth Index—with approximately 80% of holdings in large cap companies and the remaining 20% in small cap companies.  Total Fund net assets as of 05/31/2013 were approximately $153 million.

As of 05/31/2013, the portfolio held 269 equity securities, with no individual holdings constituting more than 5% of the total portfolio.  Portfolio industry and sector weightings were held as close to the benchmark as possible after the required risk factor tilts were implemented. This is a direct consequence of controlling for undesired exposures while constraining the portfolio to consist of higher-momentum, more value oriented, and smaller securities within the all cap growth universe. Any industry and sector over- and under-weights are driven by these underlying factor exposures.

On a long-term historical basis, small cap stocks have outperformed large cap stocks (as measured by the CRSP Deciles 9-10 Index and the CRSP Deciles 1-2 Index for the period 12/31/1925 through 05/31/2013 and value stocks (as measured by the ratio of book-to-market equity for the period 12/31/1926 through 05/31/2013) have outperformed growth stocks, but this pattern was mixed during the six-months ended 05/31/2013. Using the Russell indexes as proxies, small cap value stocks (Russell 2000 Value Index) underperformed small cap growth stocks (Russell 2000 Growth Index) by 1.9 percentage points, while large cap value stocks (Russell 1000 Value Index) outperformed large cap growth stocks (Russell 1000 Growth Index) by 5.4 percentage points over this time period. Along the market capitalization dimension, small caps (Russell 2000 Index) outperformed large caps (Russell 1000 Index) by 4.3 percentage points in the six months ended 05/31/2013.

Since the Fund’s inception on December 31, 2009, we have been pleased that the Fund has tracked our overall expectations. Because our process is based on a scientifically grounded approach, we believe that the Fund should be well positioned to deliver a positive investment experience in the US domestic growth equity space, along with exposure to often-overlooked factors within the growth universe.

Our investment approach at Gerstein Fisher is grounded in the efficiency of capital markets, rigorous academic research- and sound economic logic. We believe our 20 year history of managing investments demonstrates that the ideas and principles upon which we have built our firm are sound. We look forward to writing to you again in six months, and we thank you for your continued trust and partnership.

Sincerely,

Gregg S. Fisher, CFA, CFP®
Founder & Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods. Small- and medium- and micro capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Securities with “momentum” have recently had above average returns and may be more volatile than a broad cross-section of securities. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. The investment in options is not suitable for all investors. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies. The fund may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Diversification does not assure a profit or protect against a loss in a declining market.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. The S&P 500 Index measures the performance of 500 of the largest capitalization stocks in the U.S. equity universe.  MSCI EAFE Index measures the performance of international non-US developed stocks (as defined by MSCI) that comprise the top 85% of the market cap of the investable universe (as defined by MSCI). CRSP Decile 9-10 Index measures the performance of the smallest 20% of stocks in the U.S. equity universe measured by market capitalization. CRSP Decile 1-2 Index measures the performance of the largest 20% of stocks in the U.S. equity universe measured by market capitalization Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. Russell 2000 Value Index measures the performance of the small-cap defensive segment of the U.S. equity universe. Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. An investment cannot be made directly in an index.

Book-to-Market Equity Ratio is a ratio of a publicly-traded company’s book value to its market value.  Book Value is the net asset value calculated as total assets minus intangible assets and liabilities.

Must be preceded or accompanied by a prospectus.

The Gerstein Fisher Multi-Factor Growth Equity Fund is distributed by Quasar Distributors, LLC.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Dear Fellow Shareholders,

During the trailing one-year period ended 05/31/2013, international developed markets (as measured by the MSCI EAFE Index) rose by 33.66%. Europe remained in recession, while the European Central Bank has taken several steps to ease the euro zone’s continuing sovereign debt woes. The Japanese stock market reacted positively to the country’s new prime minister and a new central bank policy of aggressive monetary easing. For the six months ended 05/31/2013, international developed markets (as measured by the MSCI EAFE Index) returned 11.39%. The US stock market (as measured by the S&P 500 Index) performed better, ending up 16.43% for the same six-month period.

Given the recent volatility of equity markets in general, it is important to recall the role that we envision the Gerstein Fisher Multi-Factor International Growth Equity Fund (the “Fund”) playing within an investor’s overall globally diversified portfolio. The Fund is designed to be a large-cap developed-market growth equity portfolio with additional exposures to targeted, systematic risk factors, while seeking to avoid non-systematic risks such as industry or company overexposures. While we seek to capture a larger share of the equity market’s upside, it needs to be understood that this additional return is fundamentally linked to additional risk and volatility.

As specified in fund documentation, the portfolio is as fully invested as possible in international developed equities from the large cap growth universe as defined by the MSCI EAFE Growth Index.  Total Fund net assets as of 05/31/2013 were approximately $83 million.

As of 05/31/2013, the portfolio held approximately 203 equity securities, with no individual holdings constituting more than 5% of the total portfolio.  Portfolio industry and sector weightings were held as close to the benchmark as possible after the required risk factor tilts were implemented. This is a direct consequence of controlling for undesired exposures while constraining the portfolio to consist of higher-momentum, more value-oriented, and smaller securities within the large cap growth universe. Any industry and sector over- and under-weights are driven by these underlying factor exposures. In addition to the risk factor tilts, another source of deviation of the portfolio from the MSCI EAFE Growth Index is due to the difference in country weightings. Our portfolio places a soft cap of 10% on any single country’s exposure within the portfolio, with small variations allowed. This country cap redistributes weight from the larger countries in the index, such as Japan and the U.K., to smaller countries such as Norway and Finland.

The risk decomposition of the portfolio relative to the MSCI EAFE Growth Index was also in line with the way the fund is managed. Aside from the targeted risk factor exposures and the country caps, the other risk factors were constrained to be neutral relative to the benchmark. The three largest contributors of active risk are due to the differences in country exposures, currency exposures and risk-factor exposures. In total, over 80% of the active risk comes from these common factors and less than 20% is explained by asset selection. Again, this is a result of the quantitative approach used by the fund in creating a well-diversified portfolio that contains intentional exposures to certain risk factors and limits the allocation to any single country.

Multi-factor model performance attribution revealed that the greatest source of return deviation relative to the benchmark was from the Fund’s stated risk-factor exposures and the greatest source of active risk was from the Fund’s country-weight exposures.

Since the Fund’s inception on January 27, 2012, we have been pleased that the Fund has tracked our overall expectations. Because our process is based on a scientifically grounded approach, we believe that the Fund should be well positioned to deliver a positive investment experience in the international-developed growth equity space, along with exposure to often-overlooked factors within the growth universe.

We look forward to writing to you again in six months, and we thank you for your continued trust and partnership.

Sincerely,

Gregg S. Fisher, CFA, CFP®
Founder & Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods. Small-, medium- and micro-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Securities with “momentum” have recently had above average returns and may be more volatile than a broad cross-section of securities.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. The investment in options is not suitable for all investors. The risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

Diversification does not assure a profit or protect against a loss in a declining market.

The S&P 500 Index measures the performance of 500 of the largest capitalization stocks in the U.S. equity universe.  MSCI EAFE Index measures the performance of international non-US developed stocks (as defined by MSCI) that comprise the top 85% of the market cap of the investable universe (as defined by MSCI). The MSCI EAFE Growth Index consists of the growth portion of the MSCI EAFE Index. An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

The Gerstein Fisher Multi-Factor International Growth Equity Fund is distributed by Quasar Distributors, LLC.

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund

Dear Fellow Shareholders,

The global real estate market (as measured by the Dow Jones Global Select Real Estate Securities Index) ended the trailing one-year period ended 05/31/2013 with a gain of 22.5%. The market posted steady gains in early 2013, with volatility picking up in May. The US economy continued to grow moderately; Europe remained in recession; the Japanese stock market reacted positively and the yen declined sharply in response to aggressive monetary easing in Japan. For the six months ended 05/31/2013, the global real estate market (as measured by the Dow Jones Global Select Real Estate Securities Index) rose 9.4%.

Given the recent volatility of real estate securities markets in general, it is important to recall the role that we envision the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund (the “Fund”) playing within an investor’s overall diversified portfolio. The Fund is designed to be a global real estate portfolio with additional exposures to targeted, systematic risk factors that include small companies, value and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. While we seek to capture a larger share of the real estate market’s upside, it needs to be understood that this additional return is fundamentally linked to additional risk and volatility.

As specified in fund documentation, the portfolio is as fully invested as possible in real estate securities from the global real estate investment trust universe–as defined by the Dow Jones Global Select Real Estate Securities Index. As of 5/31/2013, approximately 56% of holdings were in US-based securities and 44% were comprised of international holdings, which include securities in both developed and developing markets. Total fund assets as of 05/31/2013 were approximately $21 million.

As of 05/31/2013, the portfolio held securities, with no individual holdings constituting more than 5% of the total portfolio.  Portfolio industry and weightings were held as close to the benchmark as possible after the required risk factor tilts were implemented. This is a direct consequence of controlling for undesired exposures while constraining the portfolio to consist of higher-momentum, more value oriented, less levered and smaller securities within the all real estate securities universe. Any industry over- and under-weights are driven by these underlying factor exposures.

Since the Fund’s inception on April 30, 2013, we have been pleased that the fund has tracked our overall expectations. Because our process is based on a scientifically grounded approach, we believe that the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund should be well positioned to deliver a positive investment experience in the global real estate investment trust space, along with exposure to often-overlooked factors within the universe.

Our investment approach at Gerstein Fisher is grounded in the efficiency of capital markets, rigorous academic research, and sound economic logic. We believe our 20 year history of managing investments demonstrates that the ideas and principles upon which we have built our firm are sound. We look forward to writing to you again in six months, and we thank you for your continued trust and partnership.

Sincerely,

Gregg S. Fisher, CFA, CFP®
Founder & Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods. Small-, medium- and micro-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. The investment in options is not suitable for all investors.  The fund may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund’s concentration in real estate related securities could cause the Fund to lose money due to the performance of real estate related securities even if the markets are experiencing positive results. A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Diversification does not assure a profit or protect against a loss in a declining market.

The Dow Jones Global Select Real Estate Securities Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in developed and emerging countries.

An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

The Gerstein Fisher Multi-Factor Global Real Estate Securities Fund is distributed by Quasar Distributors, LLC.

Gerstein Fisher Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/12–5/31/13) for the Gerstein Fisher Multi-Factor Growth Equity Fund and Gerstein Fisher Multi-Factor International Growth Equity Fund and (4/30/13–5/31/13) for the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund.

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within sixty days of purchase.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you

Gerstein Fisher Funds
Expense Examples (Continued)
(Unaudited)

determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Multi-Factor Growth Equity Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2012 -
	December 1, 2012	May 31, 2013	May 31, 2013*
Actual	$1,000.00	$1,155.90	$6.02
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.35	$5.64

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor International Growth Equity Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2012 -
	December 1, 2012	May 31, 2013	May 31, 2013*
Actual	$1,000.00	$1,129.30	$6.90
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.45	$6.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 30, 2013 -
	April 30, 2013	May 31, 2013	May 31, 2013*
Actual	$1,000.00	$922.00	$0.84
Hypothetical (5% return
before expenses)	$1,000.00	$1,003.51	$0.88

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the 32-day period since inception).  The Fund commenced operations on April 30, 2013.

Gerstein Fisher Multi-Factor Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, exchange-traded funds (“ETFs”) that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings
(% of Investments)

Average Annual Total Returns as of May 31, 2013

	Gerstein Fisher	Russell 3000
	Multi-Factor	Growth
	Growth Equity	Index
One Year	26.12%	23.17%
Three Year	17.32%	17.21%
Since Inception (12/31/09)	13.94%	14.39%
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor International Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of international companies of any size, including foreign securities and securities of U.S. companies.  The Fund may invest in foreign securities which may include securities of companies in emerging markets or less developed countries.  Equity securities include common stocks, preferred stocks, exchange-traded funds (“ETFs”) that invest in equities, individual stock options and options on stock indices.

Allocation of Portfolio Holdings
(% of Investments)

Average Annual Total Returns as of May 31, 2013

	Gerstein Fisher
	Multi-Factor
	International	MSCI EAFE
	Growth Equity	Growth Index
One Year	31.67%	29.20%
Since Inception (1/27/12)	16.10%	14.54%
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor International Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI EAFE Growth Index consists of the growth portion (growth being a measure of price relative to book/value/cash flow) of the MSCI EAFE Index.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in income-producing common stocks and other real estate securities, including real estate investment trusts (“REITs”).  The Fund may invest in equity securities (such as common, convertible and preferred stock) of real estate-related companies of any market capitalization.  Equity securities may also include exchange-traded funds (“ETFs”) that invest in real estate-related equities, individual stock options and options on indices.

Allocation of Portfolio Holdings
(% of Investments)

Total Returns as of May 31, 2013

	Gerstein Fisher
	Multi-Factor
	Global Real	MSCI EAFE
	Estate Securities	Growth Index
Since Inception (4/30/13)	(7.80)%	(7.32)%
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the

Continued

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Investment Highlights (Continued)
(Unaudited)

redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Dow Jones Global Select RESI Index represents equity real estate investment trusts (REITs) and real estate operating companies (REOCs) traded globally.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments

May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.40%
Accommodation – 0.55%
Hyatt Hotels Corp. (a)	17,496	$719,436
Wyndham Worldwide Corp.	2,287	132,920
		852,356
Administrative and Support Services – 0.31%
AECOM Technology Corp. (a)	5,387	165,866
Barrett Business Services, Inc.	1,227	71,571
Expedia, Inc.	3,437	197,490
Liquidity Services, Inc. (a)	1,102	44,091
		479,018
Air Transportation – 0.36%
Alaska Air Group, Inc. (a)	7,454	423,536
SkyWest, Inc.	5,255	73,728
Spirit Airlines, Inc. (a)	2,001	60,890
		558,154
Ambulatory Health Care Services – 0.61%
Air Methods Corp.	11,897	445,424
DaVita HealthCare Partners, Inc. (a)	3,948	489,828
		935,252
Amusement, Gambling, and Recreation Industries – 0.69%
Six Flags Entertainment Corp.	3,181	237,207
Walt Disney Co.	13,007	820,482
		1,057,689
Animal Production and Aquaculture – 0.26%
Cal-Maine Foods, Inc.	8,879	397,246

Apparel Manufacturing – 0.85%
Carter’s, Inc. (a)	1,829	131,816
PVH Corp.	2,866	330,135
Under Armour, Inc. (a)	564	34,968
VF Corp.	4,416	811,925
		1,308,844
Beverage and Tobacco Product Manufacturing – 5.33%
Altria Group, Inc.	7,548	272,483
Boston Beer Co., Inc. (a)	2,152	328,912
Brown-Forman Corp.	660	45,421
Coca-Cola Co.	30,562	1,222,174
Coca-Cola Enterprises, Inc.	34,332	1,275,778
Lorillard, Inc.	915	38,833
Monster Beverage Corp. (a)	2,390	130,470
PepsiCo, Inc.	12,730	1,028,202
Philip Morris International, Inc.	36,802	3,345,669

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Beverage and Tobacco Product Manufacturing – 5.33% (Continued)
Reynolds American, Inc.	10,241	$492,695
		8,180,637
Broadcasting (except Internet) – 1.28%
Comcast Corp.	20,305	815,246
DIRECTV (a)	987	60,335
Discovery Communications, Inc. (a)	8,562	675,199
Starz (a)	17,794	410,686
		1,961,466
Building Material and Garden
Equipment and Supplies Dealers – 3.62%
Home Depot, Inc.	31,815	2,502,567
Lumber Liquidators Holdings, Inc. (a)	17,923	1,471,658
Sherwin-Williams Co.	8,490	1,600,620
		5,574,845
Chemical Manufacturing – 10.97%
Abbott Laboratories	25,569	937,615
AbbVie, Inc.	25,569	1,091,541
Actavis, Inc. (a)	11,059	1,363,464
Alexion Pharmaceuticals, Inc. (a)	7,122	694,680
CF Industries Holdings, Inc.	3,695	705,597
Church & Dwight Co., Inc.	734	44,635
Colgate-Palmolive Co.	10,072	582,564
E.I. du Pont de Nemours & Co.	579	32,302
Eastman Chemical Co.	4,158	298,212
Endo Health Solutions, Inc. (a)	2,412	87,556
Gilead Sciences, Inc. (a)	23,673	1,289,705
Hi-Tech Pharmacal Co., Inc.	3,987	127,425
Innophos Holdings, Inc.	6,209	314,051
Johnson & Johnson	13,375	1,125,908
LyondellBasell Industries NV (b)	19,919	1,327,602
Medifast, Inc. (a)	3,021	87,035
Medivation, Inc. (a)	29,536	1,434,267
Olin Corp.	9,574	238,680
PDL BioPharma, Inc.	29,730	245,273
Perrigo Co.	4,284	496,558
PPG Industries, Inc.	2,312	355,146
Questcor Pharmaceuticals, Inc.	2,641	90,243
Regeneron Pharmaceuticals, Inc. (a)	10,120	2,447,723
Salix Pharmaceuticals Ltd. (a)	773	46,898
Stepan Co.	17,178	928,127
The Mosaic Co.	494	30,045
Westlake Chemical Corp.	4,298	401,433
		16,824,285

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Clothing and Clothing Accessories Stores – 1.23%
Buckle, Inc.	704	$37,650
DSW, Inc.	505	37,365
Ross Stores, Inc.	15,222	978,775
TJX Companies, Inc.	16,468	833,445
		1,887,235
Computer and Electronic Product Manufacturing – 12.78%
Apple, Inc.	14,729	6,623,337
Atmel Corp. (a)	7,982	62,818
Atrion Corp.	149	32,852
Cirrus Logic, Inc. (a)	18,618	339,779
Dell, Inc.	13,115	175,085
EMC Corp. (a)	38,690	957,964
FEI Co.	6,278	452,078
Fossil, Inc. (a)	395	41,949
Geospace Technologies Corp. (a)	1,457	126,555
Harris Corp.	9,836	493,079
Intel Corp.	24,881	604,111
International Business Machines Corp.	26,816	5,578,263
Loral Space & Communications, Inc.	2,870	172,831
Mettler-Toledo International, Inc. (a)	196	42,779
OSI Systems, Inc. (a)	3,467	200,531
QUALCOMM, Inc.	22,074	1,401,258
Skyworks Solutions, Inc. (a)	1,446	34,502
St. Jude Medical, Inc.	742	32,077
Stratasys Ltd. (a)(b)	3,287	276,272
TTM Technologies, Inc. (a)	11,530	93,162
Viacom, Inc.	12,856	847,082
Western Digital Corp.	15,807	1,000,899
		19,589,263
Couriers and Messengers – 0.02%
United Parcel Service, Inc.	356	30,580

Credit Intermediation and Related Activities – 3.91%
American Express Co.	5,699	431,471
Bank of the Ozarks, Inc.	8,300	362,295
Cash America International, Inc.	1,597	76,193
Discover Financial Services	11,203	531,134
Nationstar Mortgage Holdings, Inc. (a)	3,260	132,715
Ocwen Financial Corp. (a)	31,169	1,333,410
Signature Bank (a)	1,004	77,489
Visa, Inc.	11,704	2,084,951
Wells Fargo & Co.	14,808	600,464

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Credit Intermediation and Related Activities – 3.91% (Continued)
World Acceptance Corp. (a)	3,951	$364,914
		5,995,036
Data Processing, Hosting and Related Services – 0.49%
AOL, Inc.	17,030	590,260
Automatic Data Processing, Inc.	1,746	119,985
DST Systems, Inc.	521	35,522
		745,767
Electrical Equipment, Appliance, and
Component Manufacturing – 1.07%
AO Smith Corp.	4,132	161,974
Emerson Electric Co.	606	34,821
Generac Holdings, Inc.	24,225	981,113
Hubbell, Inc.	516	51,822
Nortek, Inc. (a)	1,131	79,905
Spectrum Brands Holdings, Inc.	5,610	338,227
		1,647,862
Electronics and Appliance Stores – 0.30%
Conn’s, Inc. (a)	9,334	459,513

Fabricated Metal Product Manufacturing – 0.25%
Timken Co.	6,868	389,828

Food and Beverage Stores – 0.46%
Casey’s General Stores, Inc.	7,151	434,495
Harris Teeter Supermarkets, Inc.	697	32,759
Whole Foods Market, Inc.	4,668	242,082
		709,336
Food Manufacturing – 1.50%
B & G Foods, Inc.	12,697	365,420
Bunge Ltd. (b)	12,122	843,691
Darling International, Inc. (a)	8,629	169,215
Hain Celestial Group, Inc. (a)	1,256	83,675
Ingredion, Inc.	8,975	611,377
Kraft Foods Group, Inc.	1,138	62,738
Mondelez International, Inc.	1,050	30,933
Omega Protein Corp. (a)	12,223	133,475
		2,300,524
Food Services and Drinking Places – 1.09%
McDonald’s Corp.	11,920	1,151,114
Starbucks Corp.	1,180	74,423
Yum! Brands, Inc.	6,535	442,746
		1,668,283

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Furniture and Related Product Manufacturing – 0.44%
Fortune Brands Home & Security, Inc. (a)	9,492	$401,322
Patrick Industries, Inc. (a)	7,315	142,569
Select Comfort Corp. (a)	6,414	142,327
		686,218
Gasoline Stations – 0.75%
Susser Holdings Corp. (a)	24,178	1,144,587

General Merchandise Stores – 3.81%
Dollar General Corp. (a)	24,970	1,318,416
Dollar Tree, Inc. (a)	12,906	620,004
Macy’s, Inc.	6,271	303,140
O’Reilly Automotive, Inc. (a)	3,794	413,205
Pricesmart, Inc.	397	33,519
Target Corp.	3,762	261,459
Tractor Supply Co.	1,899	212,650
Wal-Mart Stores, Inc.	35,793	2,678,748
		5,841,141
Health and Personal Care Stores – 1.48%
CVS Caremark Corporation	10,581	609,255
Express Scripts Holding Co. (a)	10,163	631,326
L Brands, Inc.	4,088	204,441
McKesson Corp.	2,877	327,575
Owens & Minor, Inc.	7,291	249,206
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,765	250,951
		2,272,754
Heavy and Civil Engineering Construction – 0.26%
MasTec, Inc. (a)	6,928	220,311
Primoris Services Corp.	8,294	176,745
		397,056
Insurance Carriers and Related Activities – 4.60%
Allied World Assurance Co. Holdings AG (b)	37,741	3,374,423
Amtrust Financial Services, Inc.	12,347	407,821
Homeowners Choice, Inc.	30,552	1,061,988
Travelers Companies, Inc.	10,237	857,042
Validus Holdings Ltd. (b)	26,892	971,070
WellPoint, Inc.	5,259	404,785
		7,077,129
Leather and Allied Product Manufacturing – 0.02%
NIKE, Inc.	598	36,873

Machinery Manufacturing – 2.77%
3D Systems Corp. (a)	10,809	524,453

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Machinery Manufacturing – 2.77% (Continued)
Applied Materials, Inc.	21,678	$329,506
ASML Holding NV – ADR	4,961	403,165
Caterpillar, Inc.	1,664	142,771
Cummins, Inc.	5,390	644,806
Deere & Co.	2,936	255,754
Flowserve Corp.	2,471	415,449
KLA-Tencor Corp.	9,973	561,380
National Oilwell Varco, Inc.	3,253	228,686
Oil States International, Inc. (a)	991	97,614
Roper Industries, Inc.	5,141	638,615
		4,242,199
Management of Companies and Enterprises – 0.72%
EchoStar Corp. (a)	27,929	1,109,061

Merchant Wholesalers, Durable Goods – 3.07%
Anixter International, Inc. (a)	4,305	330,323
Arrow Electronics, Inc. (a)	17,635	701,168
Covidien PLC (b)	11,101	706,023
Delphi Automotive PLC (b)	6,937	338,595
Dorman Products, Inc.	30,324	1,350,327
Henry Schein, Inc. (a)	361	34,761
LKQ Corp. (a)	17,220	421,546
MWI Veterinary Supply, Inc. (a)	337	40,949
Tessco Technologies, Inc.	6,697	153,093
WW Grainger, Inc.	2,478	637,936
		4,714,721
Merchant Wholesalers, Nondurable Goods – 0.06%
Monsanto Co.	328	33,010
Procter & Gamble Co.	735	56,419
		89,429
Miscellaneous Manufacturing – 1.50%
3M Co.	711	78,402
Becton Dickinson & Co.	375	36,983
Cooper Companies, Inc.	7,128	805,535
Edwards Lifesciences Corp. (a)	2,017	134,050
Estee Lauder Companies, Inc.	521	35,313
Intuitive Surgical, Inc. (a)	405	201,500
NewMarket Corp.	3,538	970,261
WR Grace & Co. (a)	529	44,706
		2,306,750
Miscellaneous Store Retailers – 0.18%
1-800-Flowers.com, Inc. (a)	38,757	236,030

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Miscellaneous Store Retailers – 0.18% (Continued)
PetSmart, Inc.	606	$40,905
		276,935
Motion Picture and Sound Recording Industries – 0.29%
Cinemark Holdings, Inc.	8,730	256,138
NetFlix, Inc. (a)	829	187,561
		443,699
Motor Vehicle and Parts Dealers – 0.10%
Advance Auto Parts, Inc.	388	31,630
America’s Car-Mart, Inc. (a)	2,000	90,180
AutoZone, Inc. (a)	74	30,253
		152,063
Nonstore Retailers – 2.02%
Amazon.com, Inc. (a)	5,652	1,520,557
eBay, Inc. (a)	2,537	137,252
GNC Holdings, Inc.	32,137	1,447,129
		3,104,938
Oil and Gas Extraction – 0.32%
Cabot Oil & Gas Corp.	4,357	306,559
Concho Resources, Inc. (a)	790	66,091
Halcon Resources Corp. (a)	8,904	47,013
Occidental Petroleum Corp.	838	77,155
		496,818
Other Information Services – 2.69%
BGC Partners, Inc.	10,956	60,368
Google, Inc. (a)	4,562	3,970,810
LinkedIn Corp. (a)	663	111,072
		4,142,250
Paper Manufacturing – 1.82%
Clearwater Paper Corp. (a)	11,271	539,092
International Paper Co.	5,915	272,977
Kimberly-Clark Corp.	2,776	268,800
Rock-Tenn Co.	8,964	885,464
Schweitzer-Mauduit International, Inc.	17,148	824,133
		2,790,466
Petroleum and Coal Products Manufacturing – 2.50%
Chevron Corp.	16,579	2,035,072
CVR Energy, Inc.	12,195	765,968
Exxon Mobil Corp.	5,053	457,145
HollyFrontier Corp.	10,911	540,095
Western Refining, Inc.	1,189	39,677
		3,837,957

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Plastics and Rubber Products Manufacturing – 0.16%
Armstrong World Industries, Inc. (a)	3,296	$171,293
Jarden Corp. (a)	1,441	67,122
		238,415
Primary Metal Manufacturing – 0.14%
Handy & Harman Ltd. (a)	11,465	184,930
Precision Castparts Corp.	169	36,152
		221,082
Professional, Scientific, and Technical Services – 4.54%
Accenture PLC (b)	2,481	203,715
Alliance Data Systems Corp. (a)	3,572	632,565
Amgen, Inc.	13,610	1,368,214
Biogen Idec, Inc. (a)	3,007	714,132
Booz Allen Hamilton Holding Corp.	12,866	224,383
CACI International, Inc. (a)	4,293	275,353
Cerner Corp. (a)	540	53,071
IHS, Inc. (a)	398	41,842
Mastercard, Inc.	1,669	951,747
MAXIMUS, Inc.	6,935	517,559
Mistras Group, Inc. (a)	5,028	107,499
priceline.com, Inc. (a)	1,280	1,029,030
SolarWinds, Inc. (a)	4,941	208,263
Teledyne Technologies, Inc. (a)	1,655	127,799
Towers Watson & Co.	4,292	333,403
WEX, Inc. (a)	2,346	173,299
		6,961,874
Publishing Industries (except Internet) – 6.30%
Adobe Systems, Inc. (a)	2,986	128,129
Catamaran Corp. (a)(b)	18,221	896,838
Ellie Mae, Inc. (a)	50,509	1,130,897
ePlus, Inc.	3,643	181,166
Medidata Solutions, Inc. (a)	14,963	1,032,746
Microsoft Corp.	94,364	3,291,416
Oracle Corp.	42,407	1,431,661
TIBCO Software, Inc. (a)	1,539	32,827
Twenty-First Century Fox, Inc.	48,564	1,559,390
		9,685,070
Rail Transportation – 1.56%
CSX Corp.	10,694	269,596
Kansas City Southern	396	43,837
Union Pacific Corp.	13,449	2,079,485
		2,392,918

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Rental and Leasing Services – 0.40%
Aircastle Ltd. (b)	22,939	$362,895
Textainer Group Holdings Ltd. (b)	6,611	247,846
		610,741
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 2.42%
BlackRock, Inc.	3,844	1,073,245
NASDAQ OMX Group, Inc.	9,402	295,787
Virtus Investment Partners, Inc. (a)	10,098	2,341,322
		3,710,354
Sporting Goods, Hobby, Musical Instrument, and Book Stores – 0.09%
Cabela’s, Inc. (a)	2,041	136,869

Support Activities for Mining – 0.20%
Atwood Oceanics, Inc. (a)	3,476	182,525
Rowan Companies PLC (a)(b)	3,601	119,697
		302,222
Support Activities for Transportation – 0.05%
Tidewater, Inc.	1,495	82,360

Telecommunications – 3.00%
Equinix, Inc. (a)	3,994	809,344
j2 Global, Inc.	8,975	366,988
Liberty Media Corp. (a)	16,701	2,085,287
Time Warner Cable, Inc.	1,310	125,118
Verizon Communications, Inc.	22,628	1,097,005
Virgin Media, Inc.	2,252	111,834
		4,595,576
Transportation Equipment Manufacturing – 3.04%
Boeing Co.	558	55,253
BorgWarner, Inc. (a)	473	38,346
Dana Holding Corp.	6,931	131,135
Eaton Corp. (b)	15,075	995,855
HEICO Corp.	731	36,974
Honeywell International, Inc.	491	38,524
Lockheed Martin Corp.	6,939	734,354
Polaris Industries, Inc.	2,858	272,967
TAL International Group, Inc.	4,463	188,606
TransDigm Group, Inc.	8,555	1,249,886
Triumph Group, Inc.	10,099	784,187
United Technologies Corp.	1,634	155,067
		4,681,154

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Utilities – 0.02%
ITC Holdings Corp.	387	$33,503

Water Transportation – 0.15%
Royal Caribbean Cruises Ltd. (b)	6,495	227,390
Total Common Stocks (Cost $115,222,566)		152,595,591

	Principal
	Amount
SHORT TERM INVESTMENTS – 0.36%
Money Market Fund – 0.36%
Wells Fargo Advantage Government Money Market Fund	549,236	549,236
Total Short-Term Investments (Cost $549,236)		549,236
Total Investments (Cost $115,771,802) – 99.76%		153,144,827
Other Assets in Excess of Liabilities – 0.24%		362,320
TOTAL NET ASSETS – 100.00%		$153,507,147

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments

May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.40%
Australia – 7.92%
AGL Energy Ltd.	3,099	$42,445
ALS Ltd.	8,539	81,258
APA Group	65,284	401,511
BHP Billiton Ltd.	2,757	90,007
Caltex Australia Ltd.	41,815	891,873
Coca-Cola Amatil Ltd.	3,378	41,522
CSL Ltd.	11,860	674,839
Flight Centre Ltd.	8,723	325,308
Fortescue Metals Group Ltd.	5,554	17,331
Incitec Pivot Ltd.	13,470	37,171
Insurance Australia Group Ltd.	159,111	858,666
Newcrest Mining Ltd.	3,021	41,273
Ramsay Health Care Ltd.	44,113	1,457,964
Rio Tinto Ltd.	811	42,013
Santos Ltd.	4,042	49,922
Suncorp Group Ltd.	25,471	301,583
Sydney Airport	187,514	652,390
Treasury Wine Estates Ltd.	2,746	15,881
Wesfarmers Ltd.	9,820	366,904
Woodside Petroleum Ltd.	785	26,756
Woolworths Ltd.	4,955	155,796
		6,572,413
Austria – 0.42%
Andritz AG	2,623	142,826
Erste Group Bank AG	6,483	208,222
		351,048
Belgium – 4.39%
Anheuser-Busch InBev NV	28,834	2,655,185
Colruyt SA	785	40,074
KBC Groep NV	16,598	657,951
UCB SA	5,352	291,175
		3,644,385
Cayman Islands – 1.07%
Sands China Ltd.	168,893	891,087

Denmark – 4.15%
Carlsberg A/S	2,634	250,145
Coloplast A/S	24,462	1,395,126
Novo Nordisk A/S	9,721	1,575,558
Tryg A/S	2,621	220,051
		3,440,880

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Finland – 1.86%
Kone OYJ	4,702	$413,055
Neste Oil OYJ	6,086	88,201
Pohjola Bank PLC	50,432	819,317
Wartsila OYJ Abp	4,752	221,338
		1,541,911
France – 7.11%
Arkema SA	6,515	670,198
AtoS	2,143	156,330
Bureau Veritas SA	1,940	224,221
Credit Agricole SA	9,627	90,262
Danone SA	2,721	200,906
Dassault Systemes SA	1,467	183,879
Essilor International SA	1,617	177,910
Iliad SA	419	87,661
Imerys SA	886	55,390
Legrand SA	1,384	67,828
L’Oreal SA	1,861	313,711
LVMH Moet Hennessy Louis Vuitton SA	237	41,864
Pernod-Ricard SA	2,332	280,080
Remy Cointreau SA	8,204	946,588
Schneider Electric SA	2,937	232,408
Societe BIC SA	2,222	236,577
Societe Television Francaise 1	3,431	38,877
Technip SA	2,194	243,893
Wendel SA	620	68,440
Zodiac Aerospace	12,012	1,582,313
		5,899,336
Germany – 9.49%
Adidas AG	2,094	227,669
BASF SE	9,880	957,522
Bayer AG	6,397	683,630
Bayerische Motoren Werke AG – Ordinary Shares	6,187	587,135
Bayerische Motoren Werke AG – Preference Shares	921	64,036
Continental AG	4,446	581,722
GEA Group AG	1,632	59,235
Henkel AG & Co. KGaA – Ordinary Shares	5,783	470,380
Henkel AG & Co. KGaA – Preference Shares	604	58,124
Hugo Boss AG	2,033	226,363
Porsche Automobil Holding SE	5,701	470,184
SAP AG	357	26,717
Suedzucker AG	16,644	563,152
Volkswagen AG – Ordinary Shares	12,105	2,564,396
Volkswagen AG – Preferred Shares	1,531	332,504
		7,872,769

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Greece – 0.06%
Coca Cola Hellenic Bottling Co. SA	631	$16,375
Coca Cola Hellenic Bottling Co. SA – ADR	1,212	32,276
		48,651
Hong Kong – 5.78%
AIA Group Ltd.	3,635	16,070
Cheung Kong Infrastructure Holdings Ltd.	144,802	1,003,751
First Pacific Company Ltd.	301,461	398,974
Galaxy Entertainment Group Ltd. (a)	599,200	3,110,503
Hong Kong & China Gas Co. Ltd.	10,946	30,930
Li & Fung Ltd.	11,550	16,029
SJM Holdings Ltd.	81,473	221,028
		4,797,285
Ireland – 2.45%
James Hardie Industries PLC	97,705	921,500
Kerry Group PLC	6,934	393,844
Ryanair Holdings PLC – ADR	14,662	716,092
		2,031,436
Italy – 0.78%
Exor SpA	15,791	500,442
Fiat Industrial SpA	4,532	52,124
Luxottica Group SpA	1,899	98,301
		650,867
Japan – 11.29%
Acom Co. Ltd.	5,461	192,395
Ajinomoto Co., Inc.	2,305	31,735
Asahi Kasei Corp.	9,389	63,145
Bridgestone Corp.	1,970	63,946
Calbee, Inc.	6,914	667,125
Daihatsu Motor Co. Ltd.	9,944	210,933
Dainippon Sumitomo Pharma Co. Ltd.	4,535	62,653
Daiwa Securities Group, Inc.	1,741	14,241
Fuji Heavy Industries Ltd.	119,542	2,692,519
Hakuhodo DY Holdings, Inc.	740	48,837
Hino Motors Ltd.	73,869	1,048,093
IHI Corporation	21,612	79,047
Isuzu Motors Ltd.	9,715	72,124
ITOCHU Corp.	53,984	669,002
Japan Airlines Co. Ltd.	6,633	339,992
Japan Tobacco, Inc.	15,916	541,669
KDDI Corp.	3,400	153,388
Keisei Electric Railway Co. Ltd.	10,841	91,922
Koito Manufacturing Co. Ltd.	1,931	35,056
Lawson, Inc.	5,517	401,340

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Japan – 11.29% (Continued)
Mabuchi Motor Co. Ltd.	1,139	$54,389
Medipal Holdings Corp.	3,500	46,669
Namco Bandai Holdings, Inc.	3,149	51,043
Nissin Foods Holdings Co. Ltd.	1,237	47,641
Otsuka Holdings Co. Ltd.	5,304	170,143
Seven Bank Ltd.	160,338	571,067
Softbank Corp.	2,939	146,906
Sumitomo Rubber Industries Ltd.	2,323	36,371
Suruga Bank Ltd.	9,199	137,795
TOTO Ltd.	6,661	68,825
Toyo Suisan Kaisha Ltd.	1,932	62,199
Toyota Motor Corp.	7,609	444,056
USS Co. Ltd.	458	53,105
		9,369,371
Jersey – 0.43%
Resolution Ltd.	14,891	64,955
Wolseley PLC	5,703	289,980
		354,935
Luxembourg – 0.03%
Tenaris SA	1,380	29,001

Netherlands – 9.65%
Akzo Nobel NV	437	27,955
ASML Holding NV	16,300	1,349,020
DE Master Blenders NV (a)	2,419	38,059
European Aeronautic Defence and Space Co. NV	30,081	1,732,079
Gemalto NV	10,650	894,213
Heineken Holding NV	16,716	986,388
Heineken NV	23,755	1,652,603
Koninklijke Ahold NV	3,672	59,538
Koninklijke Boskalis Westminster NV	1,361	53,972
Koninklijke Vopak NV	2,513	151,633
Unilever NV	25,892	1,057,787
		8,003,247
Singapore – 1.81%
Fraser & Neave Ltd.	34,492	240,005
Jardine Cycle & Carriage Ltd.	1,182	43,583
Keppel Corp. Ltd.	28,595	236,689
Singapore Telecommunications Ltd.	35,685	105,555
StarHub Ltd.	275,305	872,515
		1,498,347

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Spain – 3.36%
Amadeus IT Holding SA	1,729	$52,770
Distribuidora Internacional de Alimentacion SA	39,145	306,793
Ferrovial SA	25,425	409,449
Grifols SA – Class B	6,603	178,583
Grifols SA – Class A	25,220	923,478
Inditex SA	6,492	803,645
Red Electrica Corporation SA	2,157	114,687
		2,789,405
Sweden – 6.14%
Assa Abloy AB	6,380	255,698
Atlas Copco AB – Class B	16,057	378,360
Boliden AB	31,875	454,233
Getinge AB	1,576	47,100
Hennes & Mauritz AB	2,251	77,011
Holmen AB	14,364	389,635
Industrivarden AB	2,632	45,484
Lundin Petroleum AB (a)	7,201	149,211
Sandvik AB	1,753	24,557
SKF AB	2,146	52,033
Svenska Cellulosa AB	50,939	1,265,814
Swedbank AB	80,771	1,923,517
Volvo AB	1,978	28,865
		5,091,518
Switzerland – 10.66%
ABB Ltd.	2,544	55,662
Aryzta AG	5,127	294,121
Cie Financiere Richemont SA	6,057	535,567
EMS-Chemie Holding AG	2,820	836,150
Lindt & Spruengli AG – Registered Shares	1	42,580
Lindt & Spruengli AG – Participation Certificate	50	184,854
Lonza Group AG	984	73,018
Nestle SA	13,026	862,903
Partners Group Holding AG	184	46,778
Roche Holdings AG	5,605	1,389,684
Sulzer AG	895	149,524
Swatch Group AG	506	49,876
Swiss Re AG	55,288	4,060,042
Syngenta AG	681	265,656
		8,846,415
United Kingdom – 9.55%
3i Group PLC	13,728	70,527
Andor Technology PLC	280,126	1,968,682
ARM Holdings PLC	7,277	106,580

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
United Kingdom – 9.55% (Continued)
Associated British Foods PLC	24,210	$663,437
Babcock International Group PLC	29,976	525,704
BHP Billiton PLC	1,508	43,363
British American Tobacco PLC	5,161	283,592
BT Group PLC	131,223	597,142
Bunzl PLC	25,357	493,533
Croda International PLC	1,332	49,534
Fresnillo PLC	14,431	252,853
GKN PLC	4,609	20,670
GlaxoSmithKline PLC	5,345	138,293
Hargreaves Lansdown PLC	8,814	128,434
Imperial Tobacco Group PLC	5,656	202,966
Intertek Group PLC	1,145	55,665
ITV PLC	40,345	79,896
Lloyds Banking Group PLC (a)	236,383	219,706
London Stock Exchange Group PLC	6,424	136,130
Meggitt PLC	7,499	60,339
Melrose Industries PLC	28,332	112,286
Next PLC	11,157	780,237
Rexam PLC	6,444	51,580
Rio Tinto PLC	982	41,942
Rio Tinto PLC – ADR	4,429	189,207
Rolls-Royce Holdings PLC – Ordinary Shares (a)	16,977	307,951
Schroders PLC	4,858	173,429
Tate & Lyle PLC	5,126	63,368
Tesco PLC	8,952	49,571
Weir Group PLC	1,688	59,257
		7,925,874
Total Common Stocks (Cost $68,697,737)		81,650,181

CORPORATE NOTES – 0.22%
United Kingdom – 0.22%
Electrabel SA 0.25%
0.250%, 06/29/2015	117,508	178,543
Total Corporate Notes (Cost $184,417)		178,543

EXCHANGE TRADED FUNDS – 0.91%
iShares MSCI EAFE ETF	12,600	757,008
Total Exchange Traded Funds (Cost $750,092)		757,008

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Principal
	Amount	Value
SHORT TERM INVESTMENTS – 0.48%
Money Market Fund – 0.48%
Wells Fargo Advantage Government Money Market Fund	400,288	$400,288
Total Short-Term Investments (Cost $400,288)		400,288
Total Investments (Cost $70,032,534) – 100.01%		82,986,020
Liabilities in Excess of Other Assets – (0.01)%		(9,362)
TOTAL NET ASSETS – 100.00%		$82,976,658

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund

Schedule of Investments

May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 22.66%
Australia – 5.80%
CFS Retail Property Trust Group	67,359	$129,133
Commonwealth Property Office Fund	65,342	68,613
Goodman Group	37,507	183,053
GPT Group	44,675	165,451
Investa Office Fund	28,951	88,136
Westfield Group	32,545	357,215
Westfield Retail Trust	74,125	217,528
		1,209,129
Austria – 0.47%
IMMOFINANZ AG (a)	24,158	98,846

Bermuda – 0.27%
Hongkong Land Holdings Ltd.	8,178	56,837

Brazil – 0.77%
BR Malls Participacoes SA (a)	15,813	161,172

Canada – 3.86%
Brookfield Asset Management, Inc.	11,896	419,501
Calloway Real Estate Investment Trust	4,201	113,904
Canadian Apartment Properties REIT	3,002	71,319
Canadian Real Estate Investment Trust	4,771	201,378
		806,102
Hong Kong – 1.61%
Hang Lung Properties Ltd.	29,009	101,588
Hysan Development Co. Ltd.	19,890	88,171
Wheelock & Co. Ltd.	26,053	144,995
		334,754
Japan – 5.22%
Aeon Mall Co. Ltd.	1,705	44,646
Daibiru Corp.	3,389	39,243
Heiwa Real Estate Co. Ltd.	5,547	99,277
Hulic Co. Ltd.	7,877	66,008
Mitsui Fudosan Co. Ltd.	23,592	650,864
NTT Urban Development Corp.	31	35,519
Tokyu Land Corp.	17,121	154,726
		1,090,283
Jersey – 0.40%
Atrium European Real Estate Ltd.	14,246	84,249

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Netherlands – 0.55%
Corio NV	1,726	$76,930
HI Stock Index-Linked Derivatives Investment Trust 21	952	37,826
		114,756
Singapore – 1.18%
CapitaLand Ltd.	19,762	53,767
Global Logistic Properties Ltd.	30,578	67,627
United Industrial Corp. Ltd.	51,233	123,854
		245,248
Sweden – 0.32%
Fabege AB	6,093	67,541

Switzerland – 0.35%
PSP Swiss Property AG	794	72,197

United Kingdom – 1.86%
Capital & Counties Properties PLC	78,394	388,467
Total Common Stocks (Cost $5,049,711)		4,729,581

REAL ESTATE INVESTMENT TRUSTS – 72.30%
Australia – 1.72%
BWP Trust	43,541	104,174
Charter Hall Retail REIT	26,152	102,513
Dexus Property Group	144,950	151,861
		358,548
Belgium – 0.24%
Befimmo	740	49,146

Canada – 0.32%
RioCan Real Estate Investment Trust	2,523	66,923

France – 3.39%
Gecina SA	1,001	121,834
Klepierre	1,172	50,454
Unibail-Rodamco SE	2,182	536,076
		708,364
Hong Kong – 2.30%
Prosperity REIT	372,322	130,258
The Link REIT	67,980	350,606
		480,864
Italy – 0.28%
Beni Stabili SpA	83,327	57,973

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
Japan – 4.41%
Daiwa Office Investment Corp.	26	$100,215
Frontier Real Estate Investment Corp.	7	64,409
Fukuoka REIT Corp.	6	45,633
Japan Real Estate Investment Corp.	10	98,460
Japan Retail Fund Investment Corp.	66	125,297
Kenedix Realty Investment Corp.	15	57,646
Mori Hills REIT Investment Corp.	17	100,092
Nippon Building Fund, Inc.	14	143,978
Orix JREIT, Inc.	43	46,290
Premier Investment Corp.	10	38,881
United Urban Investment Corp.	77	98,766
		919,667
Netherlands – 0.32%
Wereldhave NV	934	66,340

New Zealand – 0.30%
Argosy Property Ltd.	77,284	62,654

Singapore – 2.86%
Cambridge Industrial Trust	255,625	153,423
Frasers Commercial Trust	42,221	47,536
Starhill Global REIT	350,393	240,630
Suntec Real Estate Investment Trust	113,510	154,707
		596,296
South Africa – 0.42%
SA Corporate Real Estate Fund Nominees Property Ltd.	228,217	88,230

United Kingdom – 4.30%
Big Yellow Group PLC	17,162	108,197
Great Portland Estates PLC	11,080	92,766
Hammerson PLC	16,145	125,189
Land Securities Group PLC	13,245	186,831
Schoellerbank	15,760	145,023
Shaftesbury PLC	9,829	91,604
Taiheiyo Cement Corp.	1,215	43,911
Workspace Group PLC	16,953	103,238
		896,759
United States – 51.44%
American Campus Communities, Inc.	531	21,681
Apartment Investment & Management Co.	13,478	407,844
Ashford Hospitality Trust, Inc.	11,651	153,910
BioMed Realty Trust, Inc.	9,646	201,891

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
United States – 51.44% (Continued)
Brandywine Realty Trust	2,372	$33,588
BRE Properties, Inc.	1,703	85,133
Camden Property Trust	5,999	415,431
CBL & Associates Properties, Inc.	15,366	353,264
Colonial Properties Trust	966	21,358
CommonWealth REIT	1,150	23,506
Cousins Properties, Inc.	24,783	255,761
CubeSmart	1,376	21,534
DCT Industrial Trust, Inc.	10,115	74,649
Duke Realty Corp.	1,287	21,326
DuPont Fabros Technology, Inc.	8,365	202,684
EastGroup Properties, Inc.	360	21,157
Equity Lifestyle Properties, Inc.	279	21,530
Extra Space Storage, Inc.	531	22,244
First Industrial Realty Trust, Inc.	2,726	46,042
First Potomac Realty Trust	1,594	21,806
Franklin Street Properties Corp.	20,015	272,604
General Growth Properties, Inc.	10,770	221,108
Glimcher Realty Trust	15,174	177,232
HCP, Inc.	14,141	670,001
Healthcare Realty Trust, Inc.	19,775	526,213
Highwoods Properties, Inc.	605	22,034
Home Properties, Inc.	7,418	450,792
Hospitality Properties Trust	6,862	200,233
Host Hotels & Resorts, Inc.	13,886	247,032
LTC Properties, Inc.	9,141	380,357
Macerich Co.	2,119	137,544
Mack-Cali Realty Corp.	852	22,578
Mid-America Apartment Communities, Inc.	321	21,818
Parkway Properties, Inc.	15,669	269,193
Pennsylvania Real Estate Investment Trust	20,632	410,370
Piedmont Office Realty Trust, Inc.	23,549	447,196
Post Properties, Inc.	7,540	360,412
Prologis, Inc.	10,845	437,054
PS Business Parks, Inc.	2,433	185,662
Public Storage	3,833	581,849
Ramco-Gershenson Properties Trust	3,515	54,869
Senior Housing Properties Trust	2,057	53,173
Simon Property Group, Inc.	5,744	956,031
Sovran Self Storage, Inc.	1,242	80,569
Sunstone Hotel Investors, Inc. (a)	1,824	21,997
Tanger Factory Outlet Centers	5,997	206,777
Taubman Centers, Inc.	6,077	489,685
Universal Health Realty Income Trust	2,345	105,924

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2013 (Unaudited)

	Shares	Value
United States – 51.44% (Continued)
Ventas, Inc.	873	$62,306
Vornado Realty Trust	2,941	235,133
		10,734,085
Total Real Estate Investment Trusts (Cost $15,960,364)		15,085,849

EXCHANGE TRADED FUNDS – 5.12%
SPDR Dow Jones Global Real Estate ETF	4,318	187,833
SPDR Dow Jones International Real Estate ETF	4,900	201,488
Vanguard REIT ETF	9,600	679,200
Total Exchange Traded Funds (Cost $1,132,091)		1,068,521

	Principal
	Amount
SHORT-TERM INVESTMENTS – 0.12%
Money Market Fund – 0.12%
Wells Fargo Advantage Government Money Market Fund	24,279	24,279
Total Short-Term Investments (Cost $24,279)		24,279
Total Investments (Cost $22,166,445) – 100.20%		20,908,230
Liabilities in Excess of Other Assets – (0.20)%		(41,526)
TOTAL NET ASSETS – 100.00%		$20,866,704

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Gerstein Fisher Funds

Statement of Assets and Liabilities

Assets
Investments, at value (cost $115,771,802, $70,032,534, and $22,166,445, respectively)
Cash
Foreign currencies (cost $0, $56,416, and $355, respectively)
Dividends and interest receivable
Receivable from investments sold
Receivable from Fund shares sold
Other assets

Total Assets

Liabilities
Payable for investments purchased
Payable to the Adviser
Payable to affiliates
Payable for Fund shares redeemed
Accrued expenses and other liabilities

Total Liabilities

Net Assets

Net Assets Consist Of:
Paid-in capital
Accumulated net investment income
Accumulated net realized gain (loss)
Net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation

Net Assets

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share(1)

(1)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee of the net amount of the redemption on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

May 31, 2013 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor	Multi-Factor
Multi-Factor	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$153,144,827	$82,986,020	$20,908,230
743	743	634
—	56,620	355
304,913	233,895	17,088
86,260	5,208	—
239,718	87,491	18,319
8,798	10,719	21,540
153,785,259	83,380,696	20,966,166

—	280,692	79,458
111,501	61,019	7,346
47,542	33,997	9,298
97,898	14,056	—
21,171	14,274	3,360
278,112	404,038	99,462
$153,507,147	$82,976,658	$20,866,704

$115,170,910	$70,976,088	$22,345,358
318,226	587,732	12,299
644,986	(1,534,381)	(232,812)

37,373,025	12,953,486	(1,258,215)
—	(6,267)	74
$153,507,147	$82,976,658	$20,866,704

10,348,762	6,892,503	2,263,616

$14.83	$12.04	$9.22

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statement of Operations

Investment Income
Dividend income(1)
Interest income

Total Investment Income

Expenses
Advisory fees
Administration and accounting fees
Transfer agent fees and expenses
Audit and tax fees
Federal and state registration fees
Custody fees
Legal fees
Chief Compliance Officer fees and expenses
Reports to shareholders
Trustees’ fees and related expenses
Other expenses

Total expense before recoupment or waivers
Less (waivers) and recoupment by Adviser (Note 4)

Net expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from investments
Change in net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation

Net Realized and Unrealized Gain (Loss) on Investments

Net Increase (Decrease) in Net Assets from Operations

(1)	Net of foreign taxes withheld of $10,607, 162,187, and 614, respectively.
(2)	The Gerstein Fisher Multi-Factor Global Real Estate Securities Fund commenced operations on April 30, 2013.

The accompanying notes are an integral part of these financial statements.

For the Six Months Ended May 31, 2013 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor	Multi-Factor
Multi-Factor	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund(2)

$1,393,683	$1,398,181	$16,987

25	263	25
1,393,708	1,398,444	17,012

590,857	325,207	3,063
103,922	69,334	6,572
23,519	18,341	2,263
14,560	14,596	3,104
12,703	20,429	2,759
8,583	24,479	2,759
7,159	5,924	837
4,647	1,948	775
3,246	1,340	372
2,818	2,821	434
4,054	3,231	713
776,068	487,650	23,651
—	10,162	(18,938)
776,068	497,812	4,713

617,640	900,632	12,299

787,894	1,271,950	(232,812)

19,006,748	6,981,447	(1,258,215)
—	(3,223)	74
19,794,642	8,250,174	(1,490,953)
$20,412,282	$9,150,806	$(1,478,654)

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2013	November 30,
	(Unaudited)	2012
From Operations
Net investment income	$617,640	$843,745
Net realized gain from investments	787,894	3,449,781
Net change in unrealized appreciation on investments	19,006,748	8,958,761
Net increase in net assets from operations	20,412,282	13,252,287

From Distributions
Net investment income	(1,074,841)	(155,260)
Net realized gain on investments	(3,254,598)	(864,560)
Net decrease in net assets
resulting from distributions paid	(4,329,439)	(1,019,820)

From Capital Share Transactions
Proceeds from shares sold	19,528,329	43,565,112
Net asset value of shares issued
to distributions declared	4,053,779	995,661
Costs for shares redeemed*	(10,503,021)	(14,173,804)
Net increase in net assets from
capital share transactions	13,079,087	30,386,969

Total Increase in Net Assets	29,161,930	42,619,436

Net Assets
Beginning of period	124,345,217	81,725,781
End of period	$153,507,147	$124,345,217

Accumulated Net Investment Income	$318,226	$775,427

*Net of redemption fees of	$285	$4

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Period Ended
	May 31, 2013	November 30,
	(Unaudited)	2012(1)
From Operations
Net investment income	$900,632	$689,355
Net realized gain (loss) from investments	1,271,950	(2,785,446)
Net change in unrealized appreciation on investments	6,978,224	5,968,995
Net increase in net assets from operations	9,150,806	3,872,904

From Distributions
Net investment income	(1,023,140)	—
Net decrease in net assets
resulting from distributions paid	(1,023,140)	—

From Capital Share Transactions
Proceeds from shares sold	11,782,287	68,920,886
Net asset value of shares issued
to distributions declared	960,178	—
Costs for shares redeemed*	(5,869,193)	(4,818,070)
Net increase in net assets from
capital share transactions	6,873,272	64,102,816

Total Increase in Net Assets	15,000,938	67,975,720

Net Assets
Beginning of period	67,975,720	—
End of period	$82,976,658	$67,975,720

Accumulated Net Investment Income	$587,732	$710,277

*Net of redemption fees of	$358	$1,082

(1)	The Fund commenced operations on January 27, 2012.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund

Statement of Changes in Net Assets

Period Ended
May 31, 2013(1)
(Unaudited)
From Operations
Net investment income	$12,299
Net realized gain (loss) from investments	(232,812)
Net change in unrealized depreciation on investments	(1,258,141)
Net decrease in net assets from operations	(1,478,654)

From Capital Share Transactions
Proceeds from shares sold	22,372,794
Costs for shares redeemed*	(27,436)
Net increase in net assets from
capital share transactions	22,345,358

Total Increase in Net Assets	20,866,704

Net Assets
Beginning of period	—
End of period	$20,866,704

Accumulated Net Investment Income	$587,732

*Net of redemption fees of	$277

(1)	The Fund commenced operations on April 30, 2013.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Gerstein Fisher Multi-Factor Growth Equity Fund

Financial Highlights

Net Asset Value, Beginning of Period

Income from investment operations:
Net investment income(2)
Net realized and unrealized gain on investments

Total from investment operations

Less distributions paid:
From net investment income
From net realized gain on investments

Total distributions paid

Paid-in capital from redemption fees (Note 2)

Net Asset Value, End of Period

Total Return(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(5)
After waiver, expense reimbursement, and recoupments(5)
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)
After waiver, expense reimbursement, and recoupments(5)
Portfolio turnover rate(4)

(1)	The Fund commenced operations on December 31, 2009.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Year Ended	Year Ended	Period Ended
May 31, 2013	November 30,	November 30,	November 30,
(Unaudited)	2012	2011	2010(1)
$13.29	$11.71	$10.90	$10.00

0.06	0.11	0.04	0.03
1.94	1.61	0.82	0.87
2.00	1.72	0.86	0.90

(0.11)	(0.02)	(0.05)	—
(0.35)	(0.12)	—	—
(0.46)	(0.14)	(0.05)	—
0.00 (3)	0.00 (3)	—	0.00 (3)
$14.83	$13.29	$11.71	$10.90

15.59%	14.91%	7.86%	9.00%

$153,507	$124,345	$81,726	$65,228

1.12%	1.16%	1.20%	1.29%
1.12%	1.16%	1.23%	1.25%

0.89%	0.85%	0.35%	0.28%
0.89%	0.85%	0.32%	0.33%
18.04%	64.34%	74.74%	141.07%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Period Ended
	May 31, 2013	November 30,
	(Unaudited)	2012(1)
Net Asset Value, Beginning of Period	$10.82	$10.00

Income from investment operations:
Net investment income(2)	0.13	0.14
Net realized and unrealized loss on investments	1.25	0.68
Total from investment operations	1.38	0.82

Less distributions paid:
From net investment income	(0.16)	—
Total distributions paid	(0.16)	—
Paid-in capital from redemption fees (Note 2)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$12.04	$10.82

Total Return(4)	12.93%	8.20%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$82,977	$67,976
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(5)	1.27%	1.37%
After waiver, expense reimbursement, and recoupments(5)	1.30%	1.35%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)	2.38%	1.61%
After waiver, expense reimbursement, and recoupments(5)	2.35%	1.63%
Portfolio turnover rate(4)	43.84%	179.13%

(1)	The Fund commenced operations on January 27, 2012.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2013(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.02
Net realized and unrealized loss on investments	(0.80)
Total from investment operations	(0.78)
Paid-in capital from redemption fees (Note 2)	0.00 (3)
Net Asset Value, End of Period	$9.22

Total Return(4)	(7.80%)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$20,867
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)	5.02%
After waiver and expense reimbursement(5)	1.00%
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(5)	(1.41%)
After waiver and expense reimbursement(5)	2.61%
Portfolio turnover rate(4)	113.83%

(1)	The Fund commenced operations on April 30, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds
Notes to Financial Statements
May 31, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Funds (the “Funds”) are comprised of the Gerstein Fisher Multi-Factor Growth Equity Fund, the Gerstein Fisher Multi-Factor International Growth Equity Fund and the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund, and each represent a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Gerstein Fisher Multi-Factor Growth Equity Fund and the Gerstein Fisher Multi-Factor International Growth Equity Fund is long-term capital appreciation. The investment objective of the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund is total return (a combination of long-term capital appreciation and current income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Gerstein Fisher Multi-Factor Growth Equity Fund commenced operations on December 31, 2009. The Gerstein Fisher Multi-Factor International Growth Equity Fund commenced operations January 27, 2012. The Gerstein Fisher Multi-Factor Global Real Estate Securities Fund commenced operations on April 30, 2013. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by Gerstein, Fisher & Associates, Inc. (the “Adviser”), the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

For the Gerstein Fisher Multi-Factor International Growth Equity Fund and the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund, in the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Funds’ net asset values (“NAV”) are calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2013:

Gerstein Fisher Multi-Factor Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$152,595,591	$—	$—	$152,595,591
Total Equity	152,595,591	—	—	152,595,591
Short-Term Investments	—	549,236	—	549,236
Total Investments in Securities	$152,595,591	$549,236	$—	$153,144,827

Gerstein Fisher Multi-Factor International Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$2,263,692	$79,386,489	$—	$81,650,181
Exchange Traded Funds	757,008	—	—	757,008
Total Equity	3,020,700	79,386,489	—	82,407,189
Fixed Income
Corporate Notes	—	178,543	—	178,543
Total Fixed Income	—	178,543	—	178,543
Short-Term Investments	—	400,288	—	400,288
Total Investments in Securities	$3,020,700	$79,965,320	$—	$82,986,020

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$1,218,383	$3,511,198	$—	$4,729,581
Real Estate Investment Trusts	10,951,891	4,133,958	—	15,085,849
Exchange Traded Funds	1,068,521	—	—	1,068,521
Total Equity	13,238,795	7,645,156	—	20,883,951
Short-Term Investments	—	24,279	—	24,279
Total Investments in Securities	$13,238,795	$7,669,435	$—	$20,908,230

During the period, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period.
The Funds did not hold financial derivative instruments during the period presented.
(b) Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(d) Distributions to Shareholders

The Funds will distribute net investment income and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Funds charge a 1.00% redemption fee on the net amount of the redemption on shares held for 60 days or less. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(g) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
(h) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters – Gerstein Fisher Multi-Factor Growth Equity Fund and Gerstein Fisher Multi-Factor International Growth Equity Fund

The tax character of distributions paid during the year ended November 30, 2012 and November 30, 2011 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor
Growth Equity Fund
Year Ended November 30, 2011	$273,468	$—
Year Ended November 30, 2012	$155,260	$864,560

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor
International Growth Equity Fund
Period Ended November 30, 2012(1)	$—	$—

(1) The Gerstein Fisher Multi-Factor International Growth Equity Fund commenced operations on January 27, 2012.

As of November 30, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:

		Gerstein Fisher
	Gerstein Fisher	Multi-Factor
	Multi-Factor	International
	Growth Equity	Growth Equity
	Fund	Fund(1)
Cost basis of investments for
federal income tax purposes	$105,875,642	$62,555,391
Gross tax unrealized appreciation	20,717,081	6,766,728
Gross tax unrealized depreciation	(2,507,388)	(995,689)
Net tax unrealized appreciation	18,209,693	5,771,039
Undistributed ordinary income	789,158	903,853
Undistributed long-term capital gain	3,254,543	—
Total distributable earnings	4,043,701	903,853
Other accumulated losses	—	(2,801,988)
Total accumulated gains	$22,253,394	$3,872,904

(1) The Gerstein Fisher Multi-Factor International Growth Equity Fund commenced operations on January 27, 2012.

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and a mark-to-market PFIC adjustment.

At November 30, 2012, the Gerstein Fisher Multi-Factor International Growth Equity Fund had short-term capital losses of $2,798,944, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Gerstein Fisher Multi-Factor International Growth Equity Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the period ended November 30, 2012, prior to any other amounts.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2012, the following table shows the reclassifications made:

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)
		Gerstein Fisher
	Gerstein Fisher	Multi-Factor
	Multi-Factor	International
	Growth Equity	Growth Equity
	Fund	Fund(1)
Undistributed net investment income (loss)	$(33,752)	$20,872
Accumulated net realized gain (loss)	$(139,195)	$(20,872)
Paid-in capital	$172,947	$—

(1) The Gerstein Fisher Multi-Factor International Growth Equity Fund commenced operations on January 27, 2012.

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2012. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2012. At November 30, 2012, the fiscal tax years 2010 and 2012 remain open to examination for the Gerstein Fisher Multi-Factor Growth Equity Fund and the fiscal tax year 2012 remains open to examination for the Gerstein Fisher Multi-Factor International Growth Equity Fund in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Gerstein Fisher Multi-Factor Growth Equity Fund, the Gerstein Fisher Multi-Factor International Growth Equity Fund and the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund compensate the Adviser for its management services at the annual rate of 0.85%, 0.85% and 0.65%, respectively, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that each Fund’s operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense
	Limitation Cap	Expiration Date
Gerstein Fisher Multi-Factor
Growth Equity Fund	1.25%	March 30, 2014
Gerstein Fisher Multi-Factor
International Growth Equity Fund	1.35%	January 27, 2015
Gerstein Fisher Multi-Factor
Global Real Estate Securities Fund	1.00%	April 30, 2016

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor	Multi-Factor
	Multi-Factor	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
May 2016	$0	$0	$32,493

During the six months ended May 31, 2013 the Gerstein Fisher Multi-Factor International Growth Equity Fund recouped expenses of $10,162.

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended May 31, 2013, and owed as of May 31, 2013 are as follows:

	Incurred	Owed
Multi-Factor Growth Equity Fund	$72,227	$24,636
Multi-Factor International Growth Equity Fund	$42,106	$12,723
Multi-Factor Global Real Estate Securities Fund	$ 5,735	$ 2,664

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended May 31, 2013, and owed as of May 31, 2013 are as follows:

Fund Accounting	Incurred	Owed
Multi-Factor Growth Equity Fund	$31,695	$10,321
Multi-Factor International Growth Equity Fund	$27,228	$ 7,945
Multi-Factor Global Real Estate Securities Fund	$ 837	$ 837

Transfer Agency
(Excluding out-of-pocket expenses)	Incurred	Owed
Multi-Factor Growth Equity Fund	$23,519	$6,379
Multi-Factor International Growth Equity Fund	$18,341	$4,570
Multi-Factor Global Real Estate Securities Fund	$ 2,263	$2,263

Custody	Incurred	Owed
Multi-Factor Growth Equity Fund	$ 8,583	$4,725
Multi-Factor International Growth Equity Fund	$24,479	$7,981
Multi-Factor Global Real Estate Securities Fund	$ 2,759	$2,759

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

The Gerstein Fisher Multi-Factor Growth Equity Fund and the Gerstein Fisher Multi-Factor International Growth Equity Fund each have a line of credit with US Bank (see Note 8).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended May 31, 2013, and owed as of May 31, 2013 are as follows:

	Incurred	Owed
Multi-Factor Growth Equity Fund	$4,647	$1,482
Multi-Factor International Growth Equity Fund	$1,948	$ 778
Multi-Factor Global Real Estate Securities Fund	$ 775	$ 775

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Gerstein Fisher Multi-Factor Growth Equity Fund

	Six Months Ended	Year Ended
	May 31, 2013	November 30, 2012
Shares sold	1,422,289	3,400,428
Shares reinvested	315,961	86,429
Shares redeemed	(745,365)	(1,111,416)
Net increase	992,885	2,375,441

Gerstein Fisher Multi-Factor International Growth Equity Fund
	Six Months Ended	Period Ended
	May 31, 2013	November 30, 2012(1)
Shares sold	1,020,550	6,764,706
Shares reinvested	88,090	—
Shares redeemed	(499,390)	(481,453)
Net increase	609,250	6,283,253

(1) The Fund commenced operations on January 27, 2012.

Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Period Ended
May 31, 2013(1)
Shares sold	2,266,551
Shares redeemed	(2,935)
Net increase	2,263,616

(1)	The Fund commenced operations on April 30, 2013.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the period ended May 31, 2013, are listed below. The Funds did not have any purchases or sales of long-term U.S. Government securities.

	Purchases	Sales
Gerstein Fisher Multi-Factor
Growth Equity Fund	$34,686,882	$(24,967,917)
Gerstein Fisher Multi-Factor
International Growth Equity Fund	$39,970,744	$(33,419,050)
Gerstein Fisher Multi-Factor
Global Real Estate Securities Fund(1)	$34,263,570	$(11,885,648)

(1)	The Fund commenced operations on April 30, 2013.

(8)	Line of Credit

The Gerstein Fisher Multi-Factor Growth Equity Fund has a line of credit in the amount of $5,000,000.  This line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate. The credit facility is with the Fund’s custodian, US Bank.  During the six months ended May 31, 2013, the Fund had borrowings on the line of credit on 3 days, with an average borrowing and interest rate on those days of $266,333 and 3.25%, respectively.  The maximum amount of borrowings during the period was $450,000.

The Gerstein Fisher Multi-Factor International Growth Equity Fund has a line of credit in the amount of $10,000,000.  This line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate. The credit facility is with the Fund’s custodian, US Bank.  During the six months ended May 31, 2013, the Fund had borrowings on the line of credit on 3 days, with an average borrowing and interest rate on those days of $80,000 and 3.25%, respectively.  The maximum amount of borrowings during the period was $193,000.

(9)	Recent Accounting Pronouncement

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Reporting Financial Standards (“IFRS”).  ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS.  This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).  Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2013 (Unaudited)

assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) the net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013.  Management is currently evaluating the impact it will have on the Funds’ financial statements.  There is no impact of the ASU on the financial statements of the Funds for the six months ended May 31, 2013.

Gerstein Fisher Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on February 21, 2013 to consider the approval of the Investment Advisory Agreement (the “Agreement”) between the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund, a series of the Trust, and Gerstein Fisher & Associates, Inc., the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Trust’s legal counsel, which outlined the Board’s responsibilities in considering the Agreement.  The Trustees reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  In reviewing the Agreement, the Board also considered certain matters, including, but not limited to, the following:  (1) the quality of services that would be provided to the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund by the Adviser; (2) the fact that the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund will benefit from the depth of investment talent and resources of the Adviser; (3) the proposed management fee structure under the Gerstein Fisher Advisory Agreement; (4) the fact that the Adviser has agreed to maintain an expense limitation agreement on behalf of the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund; and (5) other factors deemed relevant.  The Trustees also considered information provided by Gerstein Fisher prior to the Meeting relating to Gerstein Fisher’s written code of ethics, proxy voting policy and compliance and control procedures and objectives with respect to providing investment advisory services to the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund.

The Board also noted that it had recently reviewed the Adviser’s Form ADV and additional due diligence materials completed by the Adviser in connection with the annual renewal of the Adviser’s investment advisory agreement with Trust, on behalf of other series of the Trust managed by the Advisors (the “Gerstein Fisher Funds”) at the regular meeting of the Board held on August 30, 2012.  The Board also noted that Mr. Fisher had attended the regular meeting of the Board held on August 9, 2012 to discuss various performance, marketing, compliance and operational issues with respect to the Gerstein Fisher Funds.  The Board noted Mr. Fisher had emphasized that the Adviser added personnel, in particular, an individual hired specifically to market the Gerstein Fisher Funds to other registered investment advisers.  The Board then noted that it had approved the preliminary registration statement for the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund by a written consent action on January 4, 2013, at which time the Trustees were provided with detailed information concerning the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund’s investment objective and strategies which would be applied by the Adviser to select and manage investments for the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)),

Gerstein Fisher Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the Agreement on behalf of the Fund, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund and the amount of time devoted by the Adviser’s staff to the Fund’s operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at the Adviser who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and the Adviser’s marketing goals and its commitment to the growth of Fund assets and the information provided by the Adviser in response to the due diligence questionnaire as well as other information provided by the Adviser, which were included in the materials provided specifically for the meeting.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s policies and procedures and compliance program and were assured by the Trust’s CCO that it was compliant with Rule 206(4)-7(a) promulgated under the Advisers Act.  The Trustees concluded that Gerstein Fisher had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

In assessing the portfolio management services to be provided by the Adviser, the Trustees reviewed the investment management experience of Mr. Fisher and Dr. Sheridan Titman, who would serve as the Fund’s lead portfolio manager and co-portfolio manager, respectively.  The Trustees also noted Dr. Titman’s role as a consultant and academic adviser to the Adviser.  The Trustees reviewed the Adviser’s performance for a separately managed account that is managed using similar strategies to the Fund.  The Trustees also reviewed the Adviser’s performance for the Gerstein Fisher Funds.  The Trustees noted that the Gerstein Fisher Funds utilize a similar investment selection process to that which would be employed by the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund, absent the emphasis on real estate-related investments.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

Gerstein Fisher Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees then considered the cost of services and the structure of the Adviser’s proposed management fee, including a review of the expense analyses and other pertinent material with respect to the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund.  The Trustees reviewed the related statistical information and other materials provided in the meeting materials, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund relative to a peer group of U.S. open-end global real estate funds, as compiled by Morningstar Direct, which had been included in the Meeting materials.  The Board considered the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund’s proposed management fee of 0.65%, noting that the fee fell in the first quartile for its peer group, below the peer group average fee of 0.969%, which fell in the second quartile.  The Board further noted that the Adviser had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund’s total annual fund operating expenses do not exceed 1.000% of the Fund’s average annual assets, which put the Fund’s total expense ratio into the first quartile, as compared to the peer group, below the peer group average of 1.569%, which fell in the third quartile.  The Trustees also considered the overall profitability of the Adviser that may result from its management of the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund, reviewing the Adviser’s financial information, including financial statements, and noting that the Adviser may need to subsidize the Fund’s operations during the initial start-up period.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Gerstein Fisher Advisory Agreement and the expense subsidization anticipated by Gerstein Fisher.

The Trustees concluded that the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund’s expenses and the fees to be paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided to the Fund by the Adviser.  The Trustees further concluded that The Adviser’s profit from sponsoring the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees concluded that the potential economies of scale that the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund might realize would be achievable under the structure of the proposed advisory fees and the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund’s expenses.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund were acceptable.

Gerstein Fisher Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund.  The Trustees concluded that the benefits Gerstein Fisher may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement between the Adviser and the Trust, on behalf of the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund, as being in the best interests of the Fund and its shareholders.

Gerstein Fisher Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Gerstein Fisher Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended November 30, 2012 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Gerstein Fisher Multi-Factor Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor International Growth Equity Fund	0.00%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended November 30, 2012, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Gerstein Fisher Multi-Factor Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor International Growth Equity Fund	100.00%

The Gerstein Fisher Multi-Factor Growth Equity Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section (852)(b)(3), the amount necessary to reduce the earnings on profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2012.  The Fund utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deduction.  The amount designated as long-term capital gains was as follows:

Gerstein Fisher Multi-Factor Growth Equity Fund	$139,195

The Gerstein Fisher Multi-Factor International Growth Equity Fund has elected to pass through to its shareholders the foreign taxes paid for the period ended November 30, 2012 as follows:

			Foreign
	Foreign	Foreign	Paid Taxes
	Dividend Income	Taxes Paid	per share
Gerstein Fisher Multi-Factor
International Growth Equity Fund	1,328,412	130,328	0.0207

Ordinary Income Dividend and Foreign Tax Credit

The Gerstein Fisher Multi-Factor International Growth Equity Fund has made an election under Section 853 of the Internal Revenue Code to provide to its shareholders the benefit of foreign tax credits in the per share amount designated below.  Therefore, shareholders who must file a U.S. Federal Income tax return will be entitled to a foreign tax credit or itemized deduction in an amount equal to $0.0155 per share for each share owned on November 30, 2012, in computing their tax liability.  It is generally more advantageous to claim a credit than a deduction.

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Independent Trustees

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	29	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 58		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).
Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	29	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 56		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Jonas B. Siegel	Trustee	Indefinite	Managing	29	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 69		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee,
			(1994–2011); Vice		Gottex Multi-
			President, Secretary,		Alternatives
			Treasurer and CCO		fund complex
			of Granum Series		(three closed-
			Trust (an open-end		end investment
			investment company)		companies);
			1997–2007); President,		Independent
			CAO and CCO,		Manager,
			Granum Securities,		Ramius IDF
			LLC (a broker-dealer)		fund complex
			(1997–2007).		(two closed-end
investment
companies).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	29	Trustee,
615 E. Michigan St.	and	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		(an open-end
Age: 51		2001	Services, LLC		investment
			(1994–present).		company with
					ten portfolios);
					Trustee, USA
					MUTUALS (an
					open-end
					investment
					company with
					two portfolios).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 55	Executive	2013	Services, LLC
	Officer		(2004–present).
Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 39	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer
Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 32		2005	(2004–present).
Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 65	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer
Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 31		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at  800-473-1155. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Gerstein Fisher Multi-Factor Growth Equity and Gerstein Fisher Multi-Factor International Growth Equity Funds’ proxy voting record for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 800-473-1155 or by accessing the SEC’s website at http://www.sec.gov.  The proxy voting records for the Gerstein Fisher Multi-Factor Global Real Estate Securities Fund will be available for the period ended June 30, 2013.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-473-1155 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

GERSTEIN FISHER FUNDS

Investment Adviser	Gerstein, Fisher & Associates, Inc.
565 Fifth Avenue, 27th Floor
New York, New York 10017

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 8, 2013.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*                   /s/ John Buckel
John Buckel, President

Date           August 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ John Buckel
John Buckel, President

Date           August 5, 2013

By (Signature and Title)*                   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date           August 5, 2013

* Print the name and title of each signing officer under his or her signature.